UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-3835_

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item I. Reports to Stockholders.

■  Value Line Centurion Fund, Inc. (Unaudited)

Semiannual Report
To Contractowners

Kathleen Bramlage, Portfolio Manager

Objective:

Long-term growth of capital

Inception Date:

November 15, 1983

Net Assets at June 30, 2007:

$288,169,069

Portfolio Composition at June 30, 2007:

(Percentage of Total Net Assets)

Top Ten Common Stock Holdings (As of 6/30/2007)

Company	Percentage of Total Net Assets
Research In Motion Ltd.	1.18%
Andrew Corp.	1.12%
FLIR Systems, Inc.	1.08%
Apogee Enterprises, Inc.	1.07%
AT&T, Inc.	1.07%
Warnaco Group, Inc. (The)	1.06%
Core Laboratories N.V.	1.06%
Strayer Education, Inc.	1.05%
Priceline.com, Inc.	1.05%
Computer Sciences Corp.	1.05%

Sector Weightings vs. Index (As of 6/30/2007)

Average Annual Total Returns (For periods ended 6/30/2007)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	11.39%	13.87%	10.73%	7.73%	5.53%	10.26%
S&P 500 Index	6.96%	20.59%	11.68%	10.71%	7.13%	12.57%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

VALUE LINE CENTURION FUND, INC.  1

■  Value Line Centurion Fund, Inc. (Unaudited)

Semiannual Report
To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on January 1, 2007 and held for six months ended June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$ 1,000	$ 1,113.90	$ 4.09	0.78%
Hypothetical (5% return before expenses)	$ 1,000	$ 1,020.93	$ 3.91	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

2  VALUE LINE CENTURION FUND, INC.

■  Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2007 (Unaudited)

Common Stocks — 97.3%

Shares		Value
Aerospace/Defense — 3.0%
72,000	BE Aerospace, Inc.*	$2,973,600
467,000	Bombardier, Inc. Class B*	2,816,036
23,000	Precision Castparts Corp.	2,791,280
		8,580,916
Apparel — 3.0%
78,000	Gildan Activewear, Inc. Class A *	2,674,620
59,000	Guess?, Inc.	2,834,360
78,000	Warnaco Group, Inc. (The)*	3,068,520
		8,577,500
Beverage–Soft Drink — 1.0%
54,000	Coca-Cola Co. (The)	2,824,740
Building Materials — 2.0%
111,000	Apogee Enterprises, Inc.	3,088,020
47,000	Jacobs Engineering Group, Inc.*	2,702,970
		5,790,990
Cable TV — 1.0%
99,000	Comcast Corp. Class A*	2,768,040
Cement & Aggregates — 1.0%
17,500	Martin Marietta Materials, Inc.	2,835,350
Chemical–Basic — 1.9%
54,000	E.I. du Pont de Nemours and Co.	2,745,360
36,000	Potash Corporation of Saskatchewan, Inc.	2,806,920
		5,552,280
Chemical–Diversified — 1.0%
42,000	Monsanto Co.	2,836,680
Computer & Peripherals — 2.9%
23,000	Apple, Inc.*	2,806,920
161,000	EMC Corp.*	2,914,100
53,000	NCR Corp.*	2,784,620
		8,505,640
Computer Software & Services — 6.0%
51,000	Computer Sciences Corp.*	3,016,650
110,000	Jack Henry & Associates, Inc.	2,832,500
128,000	Moldflow Corp.*	2,813,440
146,000	Oracle Corp.*	2,877,660
73,000	Paychex, Inc.	2,855,760
64,000	SPSS, Inc.*	2,824,960
		17,220,970
Diversified Companies — 3.9%
41,000	Chemed Corp.	2,717,890
50,000	Honeywell International, Inc.	2,814,000
34,000	McDermott International, Inc.*	2,826,080
219,000	Service Corporation International	2,798,820
		11,156,790
Drug — 2.9%
53,000	GlaxoSmithKline PLC ADR	2,775,610
95,000	Schering-Plough Corp.	2,891,800
65,000	Sepracor, Inc.*	2,666,300
		8,333,710
E-Commerce — 1.0%
197,000	Interwoven, Inc.*	2,765,880
Educational Services — 4.0%
82,000	DeVry, Inc.	$2,789,640
24,000	ITT Educational Services, Inc.*	2,817,120
322,000	SkillSoft PLC ADR*	2,991,380
23,000	Strayer Education, Inc.	3,029,330
		11,627,470
Electrical Equipment — 2.0%
67,000	FLIR Systems, Inc.*	3,098,750
35,000	General Cable Corp.*	2,651,250
		5,750,000
Electronics — 0.9%
69,000	Avnet, Inc.*	2,735,160
Entertainment — 1.0%
82,000	Walt Disney Co. (The)	2,799,482
Environmental — 0.9%
202,000	Allied Waste Industries, Inc.*	2,718,920
Financial Services–Diversified — 2.9%
40,000	American International Group, Inc.	2,801,200
69,000	Aon Corp.	2,940,090
57,000	CNA Financial Corp.	2,718,330
		8,459,620
Foreign Telecommunications — 1.0%
74,000	Telefonaktiebolaget LM Ericsson ADR	2,951,860
Furniture/Home Furnishings — 1.0%
107,000	Tempur-Pedic International, Inc.	2,771,300
Grocery — 0.9%
98,000	Kroger Co. (The)	2,756,740
Hotel/Gaming — 1.0%
46,000	Vail Resorts, Inc.*	2,800,020
Human Resources — 1.0%
87,000	CDI Corp.	2,801,400
Industrial Services — 3.0%
45,000	Corrections Corp. of America*	2,839,950
98,000	Quanta Services, Inc.*	3,005,660
88,000	TeleTech Holdings, Inc.*	2,858,240
		8,703,850
Internet — 3.0%
84,500	eBay, Inc.*	2,719,210
44,000	Priceline.com, Inc.*	3,024,560
99,000	ValueClick, Inc.*	2,916,540
		8,660,310
Machinery — 3.9%
41,000	Bucyrus International, Inc. Class A	2,901,980
35,000	Cascade Corp.	2,745,400
34,000	Manitowoc Company, Inc. (The)	2,732,920
34,000	Terex Corp.*	2,764,200
		11,144,500
Medical Services — 0.9%
54,000	Aetna, Inc.	2,667,600

See notes to financial statements.  3

■  Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Shares		Value
Medical Supplies — 6.7%
21,000	Alcon, Inc.	$2,833,110
54,000	Charles River Laboratories International, Inc.*	2,787,480
205,000	CryoLife, Inc.*	2,667,050
55,000	Kinetic Concepts, Inc.*	2,858,350
64,000	St. Jude Medical, Inc.*	2,655,360
43,000	Stryker Corp.	2,712,870
32,000	Zimmer Holdings, Inc.*	2,716,480
		19,230,700
Metal Fabricating — 0.9%
47,000	Reliance Steel & Aluminum Co.	2,644,220
Metals & Mining Diversified — 2.0%
26,000	Allegheny Technologies, Inc.	2,726,880
31,000	Southern Copper Corp.	2,922,060
		5,648,940
Office Equipment & Supplies — 1.0%
152,000	Xerox Corp.*	2,808,960
Oilfield Services/Equipment — 2.0%
30,000	Core Laboratories N.V.*	3,050,700
48,000	Smith International, Inc.	2,814,720
		5,865,420
Packaging & Container — 0.9%
49,000	Ball Corp.	2,605,330
Paper & Forest Products — 1.0%
72,000	International Paper Co.	2,811,600
Pharmacy Services — 1.9%
56,000	Express Scripts, Inc.*	2,800,560
62,000	Walgreen Co.	2,699,480
		5,500,040
Precision Instrument — 4.8%
71,000	Agilent Technologies, Inc.*	2,729,240
83,000	FEI Co.*	2,694,180
49,000	KLA-Tencor Corp.	2,692,550
85,000	National Instruments Corp.	2,768,450
49,000	Waters Corp.*	2,908,640
		13,793,060
Publishing — 0.9%
63,000	R. R. Donnelley & Sons Co.	2,741,130
Recreation — 1.0%
161,000	Callaway Golf Co.	2,867,410
Retail–Special Lines — 3.0%
67,000	Aeropostale, Inc.*	2,792,560
72,000	GameStop Corp. Class A*	2,815,200
56,000	Tiffany & Co.	2,971,360
		8,579,120
Retail Store — 2.9%
98,000	Big Lots, Inc.*	2,883,160
69,000	Dollar Tree Stores, Inc.*	3,004,950
37,000	Kohl’s Corp.*	2,628,110
		8,516,220
Semiconductor — 1.0%
181,000	Integrated Device Technology, Inc.*	$2,763,870
Semiconductor–Equipment — 1.0%
69,000	Varian Semiconductor Equipment Associates, Inc.*	2,764,140
Telecommunication Services — 2.0%
74,000	AT&T, Inc.	3,071,000
280,000	Qwest Communications International, Inc.*	2,716,000
		5,787,000
Telecommunications Equipment — 4.1%
223,000	Andrew Corp.*	3,220,120
78,000	Ciena Corp.*	2,818,140
104,000	Cisco Systems, Inc.*	2,896,400
51,000	CommScope, Inc.*	2,975,850
		11,910,510
Tire & Rubber — 1.0%
108,000	Cooper Tire & Rubber Co.	2,982,960
Wireless Networking — 1.2%
17,000	Research In Motion Ltd.*	3,399,830
	Total Common Stocks And Total Investment Securities — 97.3% (Cost $246,759,912)	$280,318,178

Repurchase Agreements — 2.8%
Principal Amount
$ 8,100,000	With Morgan Stanley, 4.00%, dated 6/29/07, due 7/2/07, delivery value $8,102,700 (collateralized by $7,150,000 U.S. Treasury Notes 6.50%, due 11/15/26, with a value of $8,324,018)	$8,100,000
	Total Repurchase Agreements (Cost $8,100,000)	8,100,000
Excess Of Liabilities Over Cash And Other Assets — (–0.1%)		(249,109)
Net Assets — 100.0%		$288,169,069
Net Asset Value Per Outstanding Share ($288,169,069 ÷ 13,645,731 shares outstanding)		$21.12

*	Non-income producing. ADR — American Depositary Receipt

4  See notes to financial statements.

■  Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

ASSETS:
Investment securities, at value (cost — $246,759,912)	$280,318,178
Repurchase agreements (cost — $8,100,000)	8,100,000
Cash	88,347
Interest and dividends receivable	89,690
Receivable for capital shares sold	1,213
Total Assets	288,597,428
LIABILITIES:
Payable for capital shares repurchased	217,667
Accrued expenses:
Advisory fee	119,190
Service and distribution plan fees payable	42,850
Directors’ fees and expenses	6,333
Other	42,319
Total Liabilities	428,359
Net Assets	$288,169,069
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 13,645,731 shares)	$13,645,731
Additional paid-in capital	195,175,206
Accumulated net investment loss	(126,059)
Accumulated net realized gain on investments	45,915,925
Net unrealized appreciation of investments	33,558,266
Net Assets	$288,169,069
Net Asset Value Per Outstanding Share ($288,169,069 ÷ 13,645,731 shares outstanding)	$21.12

Statement of Operations

Six Months Ended
June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $15,358)	$794,994
Interest	187,514
Total Income	982,508
Expenses:
Advisory fee	714,637
Service and distribution plan fees	571,710
Auditing and legal fees	41,455
Custodian fees	25,396
Directors’ fees and expenses	10,784
Insurance	10,618
Printing	1,235
Other	4,211
Total Expenses Before Custody Credits and Waivers	1,380,046
Less: Service and distribution plan fees waived	(268,006)
Less: Custody credits	(3,473)
Net Expenses	1,108,567
Net Investment Loss	(126,059)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net realized gain	25,954,975
Change in net unrealized appreciation/(depreciation)	5,201,921
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	31,156,896
NET INCREASE IN NET ASSETS FROM OPERATIONS	$31,030,837

See notes to financial statements.  5

■  Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations:
Net investment loss	$(126,059)	$(742,963)
Net realized gain on investments	25,954,975	21,464,140
Change in net unrealized appreciation/(depreciation)	5,201,921	(9,100,122)
Net Increase in Net Assets from Operations	31,030,837	11,621,055
Distributions to Shareholders:
Net realized gains	—	(25,263,799)
Capital Share Transactions:
Proceeds from sale of shares	5,706,281	7,978,268
Proceeds from reinvestment of dividends and distributions to shareholders	—	25,263,799
Cost of shares repurchased	(32,404,094)	(61,580,675)
Net decrease from capital share transactions	(26,697,813)	(28,338,608)
Total Increase/(Decrease) in Net Assets	4,333,024	(41,981,352)

NET ASSETS:
Beginning of period	283,836,045	325,817,397
End of period	$288,169,069	$283,836,045
Accumulated net investment loss, at end of period	$(126,059)	$—

6  See notes to financial statements.

■  Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended December 31,
	Six Months Ended June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$18.96		$20.07	$20.24	$18.15	$15.19	$ 19.71
Income from investment operations:
Net investment loss	(.01)		(.05)	(.08)	(.05)	(.03)	(.01)
Net gain/(loss) on securities (both realized and unrealized)	2.17		.63	1.88	2.14	2.99	(4.51)
Total from investment operations	2.16		.58	1.80	2.09	2.96	(4.52)
Less distributions:
Distributions from net realized gains	—		(1.69)	(1.97)	—	—	—
Net asset value, end of period	$21.12		$18.96	$20.07	$20.24	$18.15	$ 15.19
Total return*	11.39%(3)		3.85%	9.13%	11.51%	19.49%	(22.93)%
Ratios/supplemental data:
Net assets, end of period (in thousands)	$288,169		$283,836	$325,817	$350,409	$355,435	$ 338,651
Ratio of expenses to average net assets (1)	.97%(4)		.98%	.96%	.95%	.99%	.76%
Ratio of expenses to average net assets (2)	.78%(4)		.89%	.96%	.95%	.99%	.76%
Ratio of net investment loss to average net assets	(.09	)%(4)	(.24)%	(.39)%	(.27)%	(.19)%	(.06)%
Portfolio turnover rate	93%(3)		220%	219%	187%	129%	126%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)	Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of a portion of the service and distribution fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of a portion of the service and distribution fees by the Distributor, would have been .96% for the six months ended June 30, 2007 and would not have changed for the other years shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution fees by the Distributor and net of the custody credit arrangement.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements.  7

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements

June 30, 2007 (Unaudited)

1.    Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by the Value Line Investment Survey, one of the nation’s major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B) Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D) Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2007 (Unaudited)

by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F) Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/ (loss) on investments and changes in unrealized appreciation/(depreciation) on investments.

(G) Representations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Shares sold	283,670	392,891
Shares issued in reinvestment of dividends and distributions	—	1,482,617
Shares repurchased	(1,611,551)	(3,135,375)
Net decrease	(1,327,881)	(1,259,867)
Distributions per share from net realized gains	$—	$1.69

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2007 (Unaudited)
PURCHASES:
Investment Securities	$259,088,763
SALES:
Investment Securities	$285,928,058

4.    Income Taxes (Unaudited)

At June 30, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$254,859,912
Gross tax unrealized appreciation	$35,911,941
Gross tax unrealized depreciation	(2,353,675)
Net tax unrealized appreciation on investments	$33,558,266

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $714,637 was paid or payable to Value Line, Inc. (the “Adviser”), the Fund’s investment adviser, for the six months ended June 30, 2007. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2007 (Unaudited)

the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2007, fees amounting to $571,710, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor voluntarily waived 0.15% of the 12b-1 fee. Effective May 1, 2007, the Distributor contractually agreed to continue to waive 0.15% of the Fund’s 12b-1 fee for a one year period. The fees waived amounted to $268,006. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2007, the Fund’s expenses were reduced by $3,473 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

■  Value Line Centurion Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Centurion Fund, Inc. (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund over various periods of time compared to the performance of a peer group of funds consisting of the Fund and all multi-cap growth funds underlying variable insurance products regardless of asset size or primary channel of distribution for funds underlying variable insurance products (the “Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Fund’s benchmark index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 12 other multi-cap growth funds underlying variable insurance products, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other multi-cap growth funds underlying variable insurance products, as selected objectively by Lipper (the “Expense Universe”); (ii) the Fund’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending upon availability) largest multi-cap growth funds underlying variable insurance products, as selected by Lipper (“Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2006 was below the performance of both the Performance Universe average and the Lipper Index.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s

■  Value Line Centurion Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Centurion Fund, Inc. (Unaudited) (Continued)

management fee rate for the most recent fiscal year was less than that of both the Expense Group average and the Expense Universe average, and the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective May 23, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, voluntarily agreed to waive a portion of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Fund’s average daily net assets. As a result of this voluntary Rule 12b-1 fee waiver, the Board noted that the Fund’s total expense ratio (after giving effect to this waiver) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. The Board also noted that Value Line Securities, Inc. contractually agreed to waive the same portion of the Fund’s Rule 12b-1 fee as described above for a one year period effective May 1, 2007 so that such waiver could not be changed without the Board’s approval during the period.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points in the management fee rate was determined not to be necessary at this time.

Conclusion. The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

■  Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	August 30, 2007